Other Borrowings	12 Months Ended
Dec. 31, 2012
Other Borrowings

NOTE 11 – OTHER BORROWINGS

At year-end 2012 and 2011, there were no outstanding borrowings with the FRB. Assets pledged as collateral with the FRB were as follows:

	December 31, 2012	December 31, 2011
Commercial loans	$9,352	$6,559
Commercial real estate loans	16,700	21,007

	$26,052	$27,566

Based on this collateral, CFBank was eligible to borrow up to $17,750 from the FRB at year-end 2012.

CFBank had a $1.0 million line of credit with one commercial bank at December 31, 2012. There was no outstanding balance on this line of credit. Interest on this line accrues daily and is variable based on the commercial bank’s cost of funds and current market returns

	2012	2011	2010
Commercial bank lines of credit
Average daily balance during the year	$—	$—	$—
Average interest rate during the year	0.38%	1.44%	3.25%
Maximum month-end balance during the year	$—	$—	$—
Weighted average interest rate at year-end	0.38%	0.38%	3.25%